Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/30/2019
Distribution Date:	1/15/2020

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 550,000,000	1.70590	$938,245,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed
SERIES CBL22 - 5 Year Fixed(1)	EUR 1,750,000,000	1.49880	$2,622,900,000	October 23, 2023	0.375%	Fixed
SERIES CBL23 - 7 Year Fixed(1)	CHF 475,000,000	1.31486	$624,557,500	November 19, 2025	0.200%	Fixed
SERIES CBL24 - 5 Year Fixed(1)	EUR 1,250,000,000	1.52780	$1,909,750,000	January 11, 2024	0.250%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$25,544,644,100

OSFI Covered Bond Ratio(2)			2.50%
OSFI Covered Bond Ratio Limit			5.50%

Series Ratings	Moody's	Fitch	DBRS
CBL3	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA
CBL22	Aaa	AAA	AAA
CBL23	Aaa	AAA	AAA
CBL24	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch; for USD, The Bank of Nova Scotia-New York Agency; for AUD, BTS Institutional Services Australia Limited; for CHF, Credit Suisse AG

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

(2) Per OSFI’s Revised Covered Bond Limit Calculation letter dated May 23rd, 2019, the OSFI Covered Bond Ratio refers to total assets pledged for covered bonds relative to total on-balance sheet assets. Total on-balance sheet assets are as at October 31, 2019.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/30/2019
Distribution Date:	1/15/2020

Supplementary Information (continued)

	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	A (high)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Stable	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	AA- (dcr)	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (Scotiabank)	P-2 (cr)	F2	BBB (low)
Servicer (Scotiabank)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1(middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the

Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/30/2019
Distribution Date:	1/15/2020

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$25,544,644,100

A = Lesser of (i) LTV Adjusted Loan Balance and			37,447,288,831		A (i)	39,464,186,862
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	37,447,288,831
B = Principal Receipts up to Calculation Date not otherwise applied			-		Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan			-		Maximum Asset Percentage:	95.0%
D = Substitute Assets			-
E = (i) Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance(2)			-
F = Negative Carry Factor Calculation			321,108,561
Total: A + B + C + D + E - F			37,126,180,270

Asset Coverage Test			PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:			103.0%
Level of Overcollateralization(3)			106.3%

Valuation Calculation(1)

Trading Value of Covered Bond(4)			25,990,212,904

A = lesser of (i) Present Value of outstanding loan balance of			39,443,143,398
Performing Eligible Loans(5) and (ii) 80% of Market Value of			-
properties securing Performing Eligible Loans			-
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i) Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance(2)			-
F = Trading Value of Swap Collateral			-
Total: A + B + C + D + E + F			39,443,143,398

Intercompany Loan Balance

Guarantee Loan			26,929,215,958
Demand Loan			13,254,668,852
Total			40,183,884,810

Portfolio Losses(6)

Period End	Write off Amounts		Loss Percentage (annualized)
December 30, 2019	N/A		N/A

Portfolio Flow of Funds

	12/30/2019		11/28/2019
Cash Inflows
Principal Receipts	632,919,476.93		481,078,511.10
Sale of Loans	102,778,776.09		67,848,467.60
Revenue Receipts	108,311,816.44		98,680,843.51
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(108,082,241.30)	(7)	(98,586,075.01)	(8)
Purchase of Loans	(64,486,425.76)		(68,326,531.84)
Intercompany Loan Repayment	(671,211,827.26)	(7)	(503,015,019.25)	(8)
Distribution to Partners	-		-
Other Inflows / Outflows(9)	(66.44)		(714.73)
Net Inflows/(Outflows)	229,508.70		(22,320,518.62)

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.

(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 3.0508%.

(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2019 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(7) This amount is to be paid out on January 17th, 2020.

(8) This amount was paid out on December 17th, 2019.

(9) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/30/2019
Distribution Date:	1/15/2020

Portfolio Summary Statistics

Previous Month Ending Balance	$40,130,902,935
Current Month Ending Balance(1)	$39,459,603,593
Number of Mortgage Loans in Pool	177,364
Average Loan Size	$222,478
Number of Primary Borrowers	155,537
Number of Properties	160,232

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	52.28%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	64.53%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	74.19%
Weighted Average Seasoning of Loans in the Portfolio	27.18	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.02%
Weighted Average Original Term of Loans in the Portfolio	55.02	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	27.84	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	30.17	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	176,491	99.51%	39,435,262,165	99.43%
30 to 59 Days Past Due	784	0.44%	22,420,368	0.51%
60 to 89 Days Past Due	77	0.04%	1,921,059	0.06%
90 to 119 Days Past Due	12	0.01%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	177,364	100.00%	39,459,603,593	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	20,780	11.72%	4,728,942,749	11.98%
British Columbia	26,785	15.10%	7,636,810,833	19.35%
Manitoba	3,505	1.98%	524,800,180	1.33%
New Brunswick	4,321	2.44%	447,537,249	1.13%
Newfoundland	4,573	2.58%	647,066,941	1.64%
Northwest Territories	64	0.04%	14,130,260	0.04%
Nova Scotia	6,635	3.74%	864,637,557	2.19%
Nunavut	-	0.00%	-	0.00%
Ontario	102,021	57.52%	22,926,828,732	58.10%
Prince Edward Island	908	0.51%	104,899,900	0.27%
Quebec	2,039	1.15%	481,043,442	1.22%
Saskatchewan	5,417	3.05%	1,019,899,663	2.58%
Yukon	316	0.18%	63,006,088	0.16%
Total	177,364	100.00%	39,459,603,593	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,886	1.63%	620,995,475	1.57%
599 or less	1,173	0.66%	242,050,583	0.61%
600 - 650	2,579	1.45%	572,969,038	1.45%
651 - 700	7,951	4.48%	1,806,615,048	4.58%
701 - 750	18,316	10.33%	4,366,491,888	11.07%
751 - 800	28,154	15.87%	6,693,793,433	16.96%
801 and Above	116,305	65.57%	25,156,688,127	63.75%
Total	177,364	100.00%	39,459,603,593	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan, or subsequently thereto).

(6) Refer to footnote (6) on page 3 of this Investor Report.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/30/2019
Distribution Date:	1/15/2020

Portfolio Rate Type Distribution

Rate Type	Number of Loans		Percentage		Principal Balance		Percentage
Fixed	144,470		81.45%		30,028,300,789		76.10%
Variable	32,894		18.55%		9,431,302,803		23.90%
Total	177,364		100.00%		39,459,603,593		100.00%
	\	\	\	\	\	\	\
Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans		Percentage		Principal Balance		Percentage
STEP	140,562		79.25%		28,497,795,982		72.22%
Non-STEP	36,802		20.75%		10,961,807,611		27.78%
Total	177,364		100.00%		39,459,603,593		100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans		Percentage		Principal Balance		Percentage
Not Owner Occupied	15,472		8.72%		3,465,058,395		8.78%
Owner Occupied	161,892		91.28%		35,994,545,197		91.22%
Total	177,364		100.00%		39,459,603,593		100.00%
	\	\	\	\	\	\	\
Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans		Percentage		Principal Balance		Percentage
2.4999 and Below	19,575		11.04%		5,219,025,761		13.23%
2.5000 - 2.9999	81,709		46.07%		16,839,497,128		42.68%
3.0000 - 3.4999	43,674		24.62%		10,076,693,011		25.54%
3.5000 - 3.9999	31,538		17.78%		7,177,346,678		18.19%
4.0000 - 4.4999	523		0.29%		91,062,458		0.23%
4.5000 - 4.9999	189		0.11%		28,907,157		0.07%
5.0000 - 5.4999	24		0.01%		2,508,896		0.01%
5.5000 and Above	132		0.07%		24,562,503		0.06%
Total	177,364		100.00%		39,459,603,593		100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans		Percentage		Principal Balance		Percentage
20.00 and Below	18,216		10.27%		1,483,517,934		3.76%
20.01-25.00	7,832		4.42%		1,104,810,456		2.80%
25.01-30.00	9,436		5.32%		1,577,672,238		4.00%
30.01-35.00	11,561		6.52%		2,195,917,638		5.56%
35.01-40.00	13,607		7.67%		2,898,158,160		7.34%
40.01-45.00	15,941		8.99%		3,609,471,293		9.15%
45.01-50.00	17,442		9.83%		4,277,253,150		10.84%
50.01-55.00	17,161		9.68%		4,338,071,917		10.99%
55.01-60.00	16,072		9.06%		4,197,567,263		10.64%
60.01-65.00	14,519		8.19%		3,817,718,129		9.68%
65.01-70.00	11,709		6.60%		3,151,057,870		7.99%
70.01-75.00	11,681		6.59%		3,356,271,156		8.51%
75.01-80.00	9,982		5.63%		2,771,806,128		7.02%
80.01-90.00	1,929		1.09%		588,676,693		1.49%
90.01-100.00	200		0.11%		71,401,545		0.18%
Over 100.00	76		0.04%		20,232,023		0.05%
Total	177,364		100.00%		39,459,603,593		100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/30/2019
Distribution Date:	1/15/2020

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	31,021	17.49%	5,799,910,850	14.70%
12.00 - 23.99	53,942	30.41%	11,658,458,269	29.55%
24.00 - 35.99	43,521	24.54%	10,110,224,318	25.62%
36.00 - 41.99	10,648	6.00%	2,573,692,895	6.52%
42.00 - 47.99	21,706	12.24%	5,390,924,152	13.66%
48.00 - 53.99	7,635	4.30%	1,880,909,954	4.77%
54.00 - 59.99	7,611	4.29%	1,791,730,320	4.54%
60.00 - 65.99	1,097	0.62%	221,447,431	0.56%
66.00 - 71.99	29	0.02%	5,954,101	0.02%
72.00 and Above	154	0.09%	26,351,302	0.07%
Total	177,364	100.00%	39,459,603,593	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	42,895	24.18%	2,576,865,321.80	6.53%
100,000 - 149,999	27,961	15.76%	3,500,064,279.97	8.87%
150,000 - 199,999	25,425	14.33%	4,439,891,996.00	11.25%
200,000 - 249,999	21,537	12.14%	4,836,509,887.13	12.26%
250,000 - 299,999	17,061	9.62%	4,674,074,905.74	11.85%
300,000 - 349,999	12,382	6.98%	4,010,398,437.75	10.16%
350,000 - 399,999	8,996	5.07%	3,360,970,279.95	8.52%
400,000 - 449,999	5,254	2.96%	2,226,797,373.66	5.64%
450,000 - 499,999	4,098	2.31%	1,940,325,410.70	4.92%
500,000 - 549,999	2,974	1.68%	1,557,605,009.70	3.95%
550,000 - 599,999	2,377	1.34%	1,363,656,227.28	3.46%
600,000 - 649,999	1,717	0.97%	1,070,317,962.29	2.71%
650,000 - 699,999	1,134	0.64%	765,076,503.67	1.94%
700,000 - 749,999	821	0.46%	594,139,498.56	1.51%
750,000 - 799,999	649	0.37%	502,556,398.31	1.27%
800,000 - 849,999	493	0.28%	406,028,911.13	1.03%
850,000 - 899,999	413	0.23%	361,340,157.01	0.92%
900,000 - 949,999	285	0.16%	263,150,614.88	0.67%
950,000 - 999,999	204	0.12%	198,429,320.89	0.50%
1,000,000 or Greater	688	0.39%	811,405,096.34	2.06%
Total	177,364	100.00%	39,459,603,593	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	29,035	16.37%	6,126,936,111	15.53%
Single Family	144,128	81.26%	32,307,197,024	81.87%
Multi Family	3,632	2.05%	913,036,576	2.31%
Other	569	0.32%	112,433,881	0.28%
Total	177,364	100.00%	39,459,603,593	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/30/2019
Distribution Date:	1/15/2020

Portfolio Current Indexed LTV and Delinquency Distribution by Province(1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	76,056,918	58,353,394	77,863,836	100,615,663	124,552,462	153,278,420	220,825,818	267,088,279	370,937,629	455,450,790	566,247,641	978,477,513	980,854,627	263,340,753	29,444,522	5,554,483	4,728,942,749	11.98%
\	Current and Less Than 30 Days Past Due	75,972,868	58,353,394	77,863,836	100,615,663	124,499,352	153,278,420	220,825,818	266,873,185	370,459,353	455,172,577	565,483,541	978,190,907	979,042,219	263,046,997	29,444,522	5,554,483	4,724,677,134	99.91%
\	30 to 59 Days Past Due	84,050	-	-	-	-	-	-	215,094	478,277	278,213	561,294	286,606	1,560,248	293,757	-	-	3,757,538	0.08%
\	60 to 89 Days Past Due	-	-	-	-	53,110	-	-	-	-	-	202,807	-	252,161	-	-	-	508,077	0.01%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	355,349,384	240,973,546	341,235,686	459,027,788	669,295,037	759,985,459	918,869,453	851,014,920	827,657,942	705,225,798	541,024,974	390,322,330	339,268,767	221,287,301	11,120,166	5,152,281	7,636,810,833	19.35%
	Current and Less Than 30 Days Past Due	355,349,384	240,640,653	341,235,686	458,823,231	668,409,018	759,792,346	918,579,067	851,014,920	825,286,658	705,114,037	540,322,317	390,322,330	339,268,767	221,287,301	11,120,166	5,152,281	7,631,718,163	99.93%
\	30 to 59 Days Past Due	-	332,892	-	-	886,019	193,113	-	-	2,371,284	111,761	702,657	-	-	-	-	-	4,597,727	0.06%
\	60 to 89 Days Past Due	-	-	-	204,557	-	-	290,386	-	-	-	-	-	-	-	-	-	494,943	0.01%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	8,635,393	9,348,202	9,909,695	16,801,721	20,736,905	31,953,462	39,355,727	48,217,263	64,677,945	73,829,820	96,545,552	59,068,188	45,047,416	411,358	261,532	-	524,800,180	1.33%
\	Current and Less Than 30 Days Past Due	8,595,331	9,348,202	9,909,695	16,801,721	20,589,894	31,953,462	39,355,727	48,217,263	64,677,945	73,829,820	96,545,552	59,068,188	45,047,416	411,358	261,532	-	524,613,106	99.96%
\	30 to 59 Days Past Due	40,062	-	-	-	147,011	-	-	-	-	-	-	-	-	-	-	-	187,073	0.04%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	11,456,983	7,255,688	11,825,034	20,194,152	26,092,543	39,115,471	54,453,571	72,938,028	63,086,815	44,891,919	32,493,299	35,362,157	28,241,571	-	130,016	-	447,537,249	1.13%
\	Current and Less Than 30 Days Past Due	11,456,983	7,255,688	11,825,034	20,194,152	26,092,543	38,958,713	54,453,571	72,631,375	63,086,815	44,891,919	32,493,299	35,362,157	28,241,571	-	130,016	-	447,073,838	99.90%
\	30 to 59 Days Past Due	-	-	-	-	-	156,759	-	306,653	-	-	-	-	-	-	-	-	463,412	0.10%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	6,230,201	5,024,472	6,641,217	11,839,889	17,214,479	20,701,854	28,785,759	45,801,012	47,311,289	74,193,955	103,031,464	144,992,844	129,134,967	5,548,429	380,313	234,797	647,066,941	1.64%
\	Current and Less Than 30 Days Past Due	6,230,201	5,024,472	6,641,217	11,839,889	17,214,479	20,701,854	28,785,759	45,504,018	47,311,289	74,193,955	102,872,732	144,992,844	128,860,727	5,548,429	380,313	234,797	646,336,976	99.89%
\	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	158,732	-	222,697	-	-	-	381,429	0.06%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	296,994	-	-	-	-	51,543	-	-	-	348,536	0.05%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	362,604	379,593	190,646	722,511	1,261,091	849,998	2,042,852	874,542	2,801,730	1,587,200	878,589	1,172,815	1,006,088	-	-	-	14,130,260	0.04%
\	Current and Less Than 30 Days Past Due	362,604	379,593	190,646	722,511	1,261,091	849,998	2,042,852	874,542	2,801,730	1,587,200	878,589	1,172,815	1,006,088	-	-	-	14,130,260	100.00%
\	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	17,863,373	13,469,030	17,982,854	27,222,332	37,673,739	56,499,087	77,463,196	102,321,737	118,847,826	155,469,187	120,771,821	67,826,085	50,882,280	138,140	206,871	-	864,637,557	2.19%
\	Current and Less Than 30 Days Past Due	17,863,373	13,469,030	17,982,854	27,222,332	37,620,118	56,499,087	77,463,196	101,980,387	118,708,142	155,469,187	120,771,821	67,826,085	50,882,280	138,140	206,871	-	864,102,903	99.94%
\	30 to 59 Days Past Due	-	-	-	-	-	-	-	341,350	-	-	-	-	-	-	-	-	341,350	0.04%
\	60 to 89 Days Past Due	-	-	-	-	53,621	-	-	-	139,684	-	-	-	-	-	-	-	193,304	0.02%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	979,262,772	745,275,345	1,080,287,792	1,506,250,177	1,927,111,682	2,443,683,118	2,786,170,920	2,706,762,461	2,505,473,496	2,130,696,036	1,546,898,056	1,535,160,564	904,087,226	91,167,815	29,440,214	9,101,059	22,926,828,732	58.10%
\	Current and Less Than 30 Days Past Due	978,034,197	745,006,606	1,079,980,297	1,505,926,506	1,927,111,682	2,443,345,403	2,785,129,826	2,706,162,451	2,502,587,818	2,130,551,809	1,546,520,070	1,533,678,489	902,553,214	90,884,045	29,440,214	9,101,059	22,916,013,686	99.95%
\	30 to 59 Days Past Due	1,228,575	268,739	307,495	323,671	-	337,715	1,041,094	467,300	2,885,678	-	377,986	1,482,075	1,534,012	283,769	-	-	10,538,109	0.05%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	132,710	-	144,227	-	-	-	-	-	-	276,937	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	2,719,085	2,288,290	2,079,663	4,070,787	7,920,939	9,572,875	13,945,158	15,237,173	9,538,302	10,144,636	8,192,370	10,054,383	9,136,239	-	-	-	104,899,900	0.27%
\	Current and Less Than 30 Days Past Due	2,719,085	2,288,290	2,079,663	4,070,787	7,920,939	9,572,875	13,945,158	15,182,060	9,538,302	10,144,636	8,192,370	10,054,383	9,136,239	-	-	-	104,844,788	99.95%
\	30 to 59 Days Past Due	-	-	-	-	-	-	-	55,112	-	-	-	-	-	-	-	-	55,112	0.05%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	4,369,994	5,143,699	4,863,182	10,166,058	12,925,035	13,968,840	20,848,107	21,014,954	29,215,551	37,935,727	44,727,664	54,022,126	214,539,472	6,695,719	417,909	189,404	481,043,442	1.22%
\	Current and Less Than 30 Days Past Due	4,369,994	5,143,699	4,863,182	10,166,058	12,925,035	13,968,840	20,848,107	21,014,954	29,215,551	37,935,727	44,727,664	54,022,126	214,193,578	6,695,719	417,909	189,404	480,697,548	99.93%
\	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	345,894	-	-	-	345,894	0.07%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	19,399,486	16,022,249	22,487,130	35,924,640	50,077,179	72,185,689	107,229,955	201,229,508	152,136,517	121,041,254	82,439,353	74,520,022	65,119,502	87,178	-	-	1,019,899,663	2.58%
\	Current and Less Than 30 Days Past Due	19,399,486	15,990,065	22,487,130	35,924,640	49,977,919	72,185,689	107,229,955	200,884,284	151,262,527	120,539,927	82,439,353	74,520,022	65,119,502	87,178	-	-	1,018,047,677	99.82%
\	30 to 59 Days Past Due	-	32,185	-	-	-	-	-	345,224	873,990	501,327	-	-	-	-	-	-	1,752,726	0.17%
\	60 to 89 Days Past Due	-	-	-	-	99,260	-	-	-	-	-	-	-	-	-	-	-	99,260	0.01%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	1,811,742	1,276,948	2,305,503	3,081,920	3,297,068	7,677,019	7,262,634	5,572,041	5,882,221	7,251,805	7,807,087	5,292,129	4,487,972	-	-	-	63,006,088	0.16%
\	Current and Less Than 30 Days Past Due	1,811,742	1,276,948	2,305,503	3,081,920	3,297,068	7,677,019	7,262,634	5,572,041	5,882,221	7,251,805	7,807,087	5,292,129	4,487,972	-	-	-	63,006,088	100.00%
\	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,483,517,934	1,104,810,456	1,577,672,238	2,195,917,638	2,898,158,160	3,609,471,293	4,277,253,150	4,338,071,917	4,197,567,263	3,817,718,129	3,151,057,870	3,356,271,156	2,771,806,128	588,676,693	71,401,545	20,232,023	39,459,603,593	100.00%
	Current and Less Than 30 Days Past Due	1,482,165,246	1,104,176,640	1,577,364,744	2,195,389,409	2,896,919,138	3,608,783,707	4,275,921,670	4,335,911,481	4,190,818,351	3,816,682,600	3,149,054,395	3,354,502,476	2,767,839,574	588,099,167	71,401,545	20,232,023	39,435,262,165	99.94%
	30 to 59 Days Past Due	1,352,687	633,816	307,495	323,671	1,033,031	687,587	1,041,094	1,730,733	6,609,229	891,302	1,800,668	1,768,680	3,662,851	577,526	-	-	22,420,368	0.06%
	60 to 89 Days Past Due	-	-	-	204,557	205,991	-	290,386	429,703	139,684	144,227	202,807	-	303,704	-	-	-	1,921,059	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/30/2019
Distribution Date:	1/15/2020

Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
Credit Bureau Score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	18,775,749	16,666,691	23,496,860	33,506,192	37,633,732	37,232,779	44,747,017	46,181,871	52,246,656	55,567,316	51,483,056	55,589,584	136,758,958	10,016,411	314,718	777,884	620,995,475	1.57%
<=599	4,062,843	5,773,407	5,675,611	11,665,847	19,576,259	20,972,920	28,790,878	26,815,953	29,855,388	24,379,531	18,021,751	23,404,979	17,014,050	5,628,053	413,111	-	242,050,583	0.61%
600-650	10,856,934	7,776,932	13,517,667	24,507,568	36,352,322	52,507,330	64,079,337	75,271,556	62,962,505	55,173,596	54,565,930	45,781,890	55,760,642	10,484,378	2,287,845	1,082,607	572,969,038	1.45%
651-700	36,279,250	26,454,487	44,414,884	85,770,185	120,725,031	155,465,252	198,991,033	232,636,113	200,833,421	194,763,641	163,651,710	173,413,140	128,156,339	34,836,489	6,888,498	3,335,577	1,806,615,048	4.58%
701-750	96,329,200	81,860,212	125,949,763	200,453,485	259,668,090	386,608,143	482,679,405	484,037,053	488,480,623	455,176,009	375,597,359	483,069,942	352,503,471	78,784,607	13,101,702	2,192,824	4,366,491,888	11.07%
751-800	171,867,272	141,177,816	223,098,813	328,197,978	455,320,144	595,691,429	734,074,625	753,442,068	758,621,728	686,822,140	578,372,442	631,695,787	486,719,521	127,532,767	15,120,142	6,038,761	6,693,793,433	16.96%
>800	1,145,346,686	825,100,911	1,141,518,641	1,511,816,383	1,968,882,580	2,360,993,440	2,723,890,855	2,719,687,303	2,604,566,943	2,345,835,895	1,909,365,622	1,943,315,836	1,594,893,148	321,393,988	33,275,528	6,804,370	25,156,688,127	63.75%
Total	1,483,517,934	1,104,810,456	1,577,672,238	2,195,917,638	2,898,158,160	3,609,471,293	4,277,253,150	4,338,071,917	4,197,567,263	3,817,718,129	3,151,057,870	3,356,271,156	2,771,806,128	588,676,693	71,401,545	20,232,023	39,459,603,593	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.